Subsequent Events (Tables)	12 Months Ended
Mar. 31, 2011
Subsequent Events
Schedule of Bonds Issued

Date of payment	May 31, 2011
Issue amount	¥100 billion
Issue price	¥99.96 per ¥100
Interest rate	1.21%
Date of maturity	March 19, 2021
Use of proceeds	Capital investments and acquisition of treasury stock